Submission	May 28, 2026
Submission [Line Items]
Central Index Key	0000351789
Registrant Name	Electro-Sensors, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A